Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended
		Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Swan Defined Risk Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			4.34%	5.79%		5.28%
Swan Defined Risk Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			9.59%	6.21%		5.08%
Swan Defined Risk Fund Class C Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%		14.73%
Swan Defined Risk Fund Class C Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)		2.01%
Swan Defined Risk Fund Class C Shares | Swan Defined Risk Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		13.70%	8.47%		9.78%
Swan Defined Risk Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			10.73%	7.25%		6.13%
Swan Defined Risk Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.23%	5.90%		5.32%
Swan Defined Risk Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.16%	5.59%		4.82%
Swan Defined Risk Growth Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			7.64%	7.75%	10.30%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			13.03%	8.15%	10.51%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund Class C Shares | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%	14.42%	17.39%
Swan Defined Risk Growth Fund Class C Shares | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		7.30%	(0.36%)	2.03%
Swan Defined Risk Growth Fund Class C Shares | Swan Defined Risk Growth Fund Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		13.70%	8.47%	11.29%
Swan Defined Risk Growth Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			14.14%	9.24%	11.43%
Performance Inception Date		Dec. 27, 2018
Swan Defined Risk Growth Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.14%	7.95%	10.38%
Swan Defined Risk Growth Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.37%	7.07%	9.06%

[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities with maturities of at least one year. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[3]	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.
[4]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[5]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities with maturities of at least one year. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[6]	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Index.